Equity offerings and drilling unit sale transactions with Seadrill Partners - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions							1 Months Ended		12 Months Ended
	Dec. 13, 2013	Oct. 18, 2013	Oct. 18, 2013	May. 17, 2013	Oct. 24, 2012	Oct. 24, 2012	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013
Seadrill Partners LLC
Property, Plant and Equipment [Line Items]
Offering Price (in USD per share)	$ 29.5	$ 32.29	$ 32.29		$ 22.00	$ 22.00
Gross proceeds from public	$ 380	$ 0	$ 0		$ 221	$ 221
Net proceeds from public	365	0			$ 203	$ 203
Non-controlling interest
Property, Plant and Equipment [Line Items]
Issuances of common units by Seadrill Partners and impact on non-controlling interest	83		$ 19						$ 102
Issuance of common units by Seadrill Partners LLC to public	$ 137
West Leo
Property, Plant and Equipment [Line Items]
Ownership percentage disposed	30.00%
Sale price	$ 1,250
Debt assumed	(486)
Working capital adjustments	$ 35
West Sirius
Property, Plant and Equipment [Line Items]
Ownership percentage disposed	51.00%
Sale price	$ 1,035
Debt assumed	(220)
Working capital adjustments	$ 107
T-16
Property, Plant and Equipment [Line Items]
Ownership percentage disposed			100.00%
Sale price		200	$ 200
Debt assumed		(93)	(93)
Working capital adjustments		$ 39	$ 39
T-15
Property, Plant and Equipment [Line Items]
Ownership percentage disposed				100.00%
Sale price				$ 210
Debt assumed				(101)
Working capital adjustments				35
T-15 | Seadrill Partners LLC
Property, Plant and Equipment [Line Items]
Loans receivable, related parties				$ 110
Stock Issued to Reporting Entity | Seadrill Partners LLC
Property, Plant and Equipment [Line Items]
Number of common units issued (in shares)	3,394,916	3,310,622				14,752,525	3,394,916	3,310,622
Underwrite Placement | Seadrill Partners LLC
Property, Plant and Equipment [Line Items]
Number of common units issued (in shares)	1,680,000
Stock Issued to Public | Seadrill Partners LLC
Property, Plant and Equipment [Line Items]
Number of common units issued (in shares)	12,880,000	0				10,062,500	12,880,000